File  Nos. 33-69600/811-4716




	SECURITIES AND EXCHANGE COMMISSION
	                      Washington, D.C.  20549
	                            FORM N-4

	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	         [X]
		Pre-Effective Amendment No.         	                 [ ]
		Post-Effective Amendment No.  14	                         [X]

	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
	                         Amendment No.  37			 [X]
	                 (Check appropriate box or boxes.)

	                 SYMETRA RESOURCE VARIABLE ACCOUNT B
                         -----------------------------------
	                     (Exact Name of Registrant)

	                  Symetra Life Insurance Company
                         ---------------------------------
	                       (Name of Depositor)


	777 108th Avenue NE, Suite 1200, Washington               98004
	(Address of Depositor's Principal Executive Offices)    (Zip Code)

	Depositor's Telephone Number, including Area Code (425) 256-8000

	               Name and Address of Agent for Service
	                      Jacqueline M. Veneziani
	                 777 108th Avenue NE, Suite 1200
	                        Bellevue, WA 98004
	                          (425) 256-5026


Approximate date of Proposed Public Offering . . . . . . . . . . As Soon as Practicable after Effective Date




It is proposed that this filing will become effective:
 [ ]  Immediately upon filing pursuant to paragraph (b) of Rule 485
 [ ]  On _____________, pursuant to paragraph (b) of Rule 485
 [X]  60 days after filing pursuant to paragraph (a) of Rule 485
 [ ]  On ____________________ pursuant to paragraph (a) of Rule 485


If appropriate, check the following:
    ____________this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                     Title of Securities Being Registered:
              Individual Flexible Premium Variable Annuity Contracts

This Amendment incorporates by reference the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 13 as filed with the Securities and Exchange Commission on December 3, 2004 (ACCESSION NUMBER: 0001047469-04-036109).

                  Supplement to Spinnaker Plus Prospectus
                    Supplement dated December 30, 2005
                    to Prospectus dated April 29, 2005

     As we previously informed you, Safeco Resources Series Trust (RST) was merged into Pioneer Variable Contracts Trust (Pioneer VCT) on December 10, 2004. On that date, the existing assets in the RST Portfolios were merged into the designated Portfolios of the Pioneer VCT. On or about December 1, 2004, we closed all RST Portfolios to new contributions. The following chart sets out the Portfolios of Safeco RST and the corresponding Portfolios of Pioneer VCT that they were merged into:


        Safeco RST					       Pioneer VCT
-------------------------------------------------------------------------------------------------

Safeco RST Growth Opportunities Portfolio     Pioneer Growth Opportunities VCT Portfolio - Class I
Safeco RST Core Equity Portfolio              Pioneer Fund VCT Portfolio - Class I
Safeco RST Small-Cap Value Portfolio          Pioneer Small Cap Value II VCT Portfolio - Class I
Safeco RST Multi-Cap Core Portfolio           Pioneer Mid Cap Value VCT Portfolio - Class I
Safeco RST Bond Portfolio                     Pioneer Bond VCT Portfolio - Class I
Safeco RST Money Market Portfolio             Pioneer Money Market VCT Portfolio - Class I




     As of the merger date, the Pioneer VCT Class I Portfolios listed above (as successors to the RST Portfolios) continued to be closed to any new investment by you. Effective December 30, 2005, these Pioneer VCT Class I Portfolios will now be available for new contributions or transfers. However, you will only be able to select the Pioneer VCT Class I Portfolios listed above if you were invested in the predecessor RST Portfolio on November 30, 2004, and remained continuously invested in the successor Pioneer VCT
Class I Portfolio until December 30, 2005.

     Contacting Symetra. If you have any questions, you can contact a Symetra Financial Client Services Representative at (877)796-3872. You can also use our website at www.Symetra.com.

     BEFORE INVESTING OR CHANGING YOUR INVESTMENTS, CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE PORTFOLIOS. THIS AND OTHER INFORMATION IS CONTAINED IN THE CONTRACT PROSPECTUS AND THE PORTFOLIO PROSPECTUSES. PLEASE CONTACT US OR YOUR REGISTERED REPRESENTATIVE FOR FREE COPIES OF THE PROSPECTUSES AND READ THEM CAREFULLY BEFORE INVESTING.

     The following information is being provided to update your contract prospectus for the Pioneer VCT Portfolios listed above.

                                                                                                               Net Total
                                                                                                                Annual
                                                                                                               Portfolio
                                                                                              Contractual      Operating
                                       Management Distribution    Other       Total Annual     Expense       Expenses (After
                                          Fees      Service      Expenses      Portfolio       Waiver or      any reimbursement
                                                  (12b-1) Fees                 Operating      Reimbursement    and waiver
                                                                                Expenses                        agreements)
--------------------------------------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities            0.74%	      None	  0.06%		  0.80%	      -0.01%	        0.79%
VCT Portfolio--Class I Shares(1)(2)

Pioneer Fund VCT Portfolio--	        0.65%         None	  0.06%           0.71%           -             0.71%
Class I Shares (1)

Pioneer Small Cap Value II VCT          0.75%         None	  0.26%           1.01%           -             1.01%
Portfolio--Class I Shares (1)(2)

Pioneer Mid Cap Value VCT               0.65%         None	  0.07%           0.72%           -             0.72%
Portfolio--Class I Shares (1)

Pioneer Bond VCT Portfolio--            0.50%         None	  0.23%           0.73%       -0.11%            0.62%
Class I Shares (1)(2)

Pioneer Money Market VCT                0.50%         None	  0.24%           0.74%           -             0.74%
Portfolio--Class I Shares (1)

(1) This Portfolio is only available if you have been continously invested in it since November 30,2004.

(2) The expenses in the table above reflect the contractual expense limitation in effect through December 10, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.01% (Pioneer Small Cap Value II VCT Portfolio),
0.79% (Pioneer Growth Opportunities VCT Portfolio), and 0.62% (Pioneer Bond VCT Portfolio) of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

     The following table should be added to the Table of Variable Investment Options on Page 14.

                              THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN
                                  CONTINUOUSLY INVESTED IN THEM SINCE NOVEMBER 30, 2004

PORTFOLIO NAME						INVESTMENT OBJECTIVE				INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
--------------------------------
Pioneer Growth Opportunities 			Growth of capital.				Pioneer Investment Management, Inc.
VCT Portfolio--Class I Shares

Pioneer Fund VCT Portfolio--		        Reasonable income and capital growth.		Pioneer Investment Management, Inc.
Class I Shares

Pioneer Small Cap Value II VCT    		Capital growth.					Pioneer Investment Management, Inc.
Portfolio--Class I Shares

Pioneer Mid Cap Value VCT			Capital appreciation by investing in a 		Pioneer Investment Management, Inc.
Portfolio--Class I Shares 			diversified portfolio of securities
						consisting primarily of common stocks.

Pioneer Bond VCT Portfolio-- 			To provide current income from an in- 		Pioneer Investment Management, Inc.
Class I Shares 					vestment grade portfolio with due regard
						to preservation of capital and prudent
						investment risk.

Pioneer Money Market VCT  			To invest in high-quality short-term    	Pioneer Investment Management, Inc.
Portfolio--Class I Shares 			securities for current income consistent
						with preserving capital and providing
						liquidity.


                             The following table should be added to Appendix B on page B-1.


			     2004      2003      2002      2001      2000     1999       1998      1997     1996     1995
-------------------------------------------------------------------------------------------------------------------------
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO  -- CLASS I SHARES
February 11, 1994  value (initial public offering)  $13.910

December 31 value         $45.629   $37.828   $26.837   $43.664   $37.163   $40.161   $38.556 	 38.410   $26.928 $20.668
December 31 units       2,264,792 2,497,956 2,745,739 2,941,540	2,911,857 2,830,645 3,132,646 2,188,705	1,244,669 479,054

PIONEER FUND VCT PORTFOLIO -- CLASS I SHARES
February 11, 1994  value (initial public offering)  $24.528
December 31 value	  $48.628   $45.793   $37.216   $50.938   $57.012   $64.812   $60.124 	$48.808   $39.633 $32.209
December 31 units	2,039,802 2,331,666 2,530,004 2,838,522	2,942,162 3,069,975 2,488,385 1,868,135	1,055,113 438,184

PIONEER SMALL CAP VALUE II VCT PORTFOLIO -- CLASS I SHARES
May 1 value  (initial public offering)                                                          $10.000
December 31 value	  $20.218   $16.764   $11.906 	$12.651   $10.589   $11.426   $10.040 	$12.731
December 31 units	  862,713   846,355   741,022	586,117	  496,362   455,130   458,821	246,308

PIONEER MID CAP VALUE  VCT PORTFOLIO -- CLASS I SHARES
February 11, 1994  value (initial public offering)  $10.073
December 31 value	  $21.487   $18.911   $13.184 	$17.573   $19.974   $23.810   $15.611 	$15.388   $11.905  $10.737
December 31 units	  952,685 1,105,214 1,178,069 1,299,715	1,435,019   846,780   653,977	445,999	  146,690   58,302

PIONEER BOND VCT PORTFOLIO -- CLASS I SHARES
February 11, 1994  value (initial public offering) $16.217
December 31 value	  $25.080   $24.561   $24.116 	$22.688   $21.447   $19.452   $20.536 	$19.130    $17.915 $18.045
December 31 units         327,632   394,317   436,150	421,008	  326,834   336,578   331,330	164,114	   112,876  35,531

PIONEER MONEY MARKET VCT PORTFOLIO -- CLASS I SHARES
February 11, 1994 value (initial public offering) $13.526
December 31 value	  $17.310   $17.434   $17.592 	$17.572   $17.169   $16.457   $15.951 	 $15.413   $14.874 $14.370
December 31 units	  366,057   368,753   404,945	458,766	  359,908   605,455   764,549	 469,011   251,704  98,132





                Supplement to Spinnaker Plus Prospectus
                  Supplement dated December 30, 2005
                  to Prospectus dated April 29, 2005

     As we previously informed you, Safeco Resources Series Trust (RST) was merged into Pioneer Variable Contracts Trust (Pioneer VCT) on December 10, 2004. On that date, the existing assets in the RST Portfolios were merged into the designated Portfolios of the Pioneer VCT. On or about December 1, 2004, we closed all RST Portfolios to new contributions. The following chart sets out the Portfolios of Safeco RST and the corresponding Portfolios of Pioneer VCT that they were merged into:


        Safeco RST					       Pioneer VCT
-------------------------------------------------------------------------------------------------

Safeco RST Growth Opportunities Portfolio     Pioneer Growth Opportunities VCT Portfolio - Class I
Safeco RST Core Equity Portfolio              Pioneer Fund VCT Portfolio - Class I
Safeco RST Small-Cap Value Portfolio          Pioneer Small Cap Value II VCT Portfolio - Class I
Safeco RST Multi-Cap Core Portfolio           Pioneer Mid Cap Value VCT Portfolio - Class I
Safeco RST Bond Portfolio                     Pioneer Bond VCT Portfolio - Class I
Safeco RST Money Market Portfolio             Pioneer Money Market VCT Portfolio - Class I



     As of the merger date, the Pioneer VCT Class I Portfolios listed above (as successors to the RST Portfolios) continued to be closed to any new investment by you. Effective December 30, 2005, these Pioneer VCT Class I Portfolios will now be available for new contributions or transfers. However, you will only be able to select the Pioneer VCT Class I Portfolios listed above if you were invested in the predecessor RST Portfolio on November 30, 2004, and remained continuously invested in the successor Pioneer VCT Class
I Portfolio until December 30, 2005.

     When we notified you of the closing and subsequent merger of RST, you were informed that if you made additional contributions to your contract, we would automatically allocate them to Portfolios we had selected other than the Pioneer VCT Portfolios listed above, unless you instructed us otherwise. We did not receive such instructions from you and therefore your contributions were allocated to the Portfolios we had selected.
Because we did not receive your affirmative consent to allocate your contributions to the Portfolios we selected, WE HAVE NOW DETERMINED TO REALLOCATE SUCH CONTRIBUTIONS RECEIVED SUBSEQUENT TO NOVEMBER 30, 2004,
TO THE PIONEER VCT CLASS I PORTFOLIOS THAT BECAME THE SUCCESSOR TO THE
RST PORTFOLIO (AS NOTED ABOVE). TO ACCOMPLISH THIS, UNLESS YOU INSTRUCT US OTHERWISE, ON FEBRUARY 24, 2006, WE WILL TRANSFER ANY ADDITIONAL CONTRIBUTIONS YOU MADE SINCE DECEMBER 1, 2004 THAT SHOULD HAVE BEEN
ALLOCATED TO THE PIONEER VCT CLASS I PORTFOLIOS THAT BECAME THE SUCCESSORS TO THE RST PORTFOLIOS YOU WERE INVESTED IN ON NOVEMBER 30, 2004 TO SUCH PIONEER VCT CLASS I PORTFOLIO.

     It is possible that, as a result of our allocation method in effect for new contributions, you could have gained or lost money over what you would have earned had we not implemented our allocation method. If you gained money over what you would have earned, that gain will remain in your contract. If there is a loss, we will make up the difference. This will be done by comparing what your account value would have been had your subsequent contributions since December 1, 2004 been invested in the appropriate
Pioneer VCT Class I Portfolio as compared to what your account value actually is worth on February 24, 2006. If there was a transfer or a withdrawal before February 24, 2006, we will make such comparisons using the transfer or withdrawal date. For contract owners who withdrew all of their account values from their contracts and who lost money as a result of our allocation method, we will make up any loss so long as the loss is at least $10 per Portfolio. The following is an example of how this will work for a contract owner who lost money as a result of our allocation method:

     Contract Owner A was invested in the Safeco RST Core Equity Portfolio on November 30, 2004. On December 10, 2004, Contract Owner A became an investor in Pioneer Fund VCT Portfolio -- Class I as a result of the merger. On June 1, 2005, Contract Owner A made a new contribution to her contract, and because she did not instruct us otherwise, her contribution was put into the Pioneer Equity Income VCT Portfolio -- Class II and not the Pioneer Fund VCT Portfolio -- Class I. To determine whether Contract Owner A had a loss or a gain as a result of our allocation method, we will determine what the additional contribution would be worth as of February 24, 2006. We will use the Accumulation Unit value for the Pioneer Fund VCT Portfolio -- Class
     I as of February 24, 2006, and assume the new contribution was made into the Pioneer Fund VCT Portfolio -- Class I on June 1, 2005, and compare that result with what the additional contribution is actually worth as of February 24, 2006, in the Pioneer Equity Income VCT Portfolio -- Class II. If the value is less, we will add the amount of loss to the account value when we move Contract Owner A's contract value from the Pioneer Equity Income VCT Portfolio Class II to the Pioneer Fund
     VCT Portfolio -- Class I. If the value is more, it will remain in Contract Owner A's contract.

We will be making the reallocations described above on or about February 24, 2006.If you do not want to have your account value reallocated in this fashion, you need to contact us and provide us with instructions. You can elect to have your account value as well as any new contributions allocated to any of the currentinvestment options, as well as the Pioneer VCT Class
I Portfolios listed above.However, you will only be able to select the Pioneer VCT Class I Portfolios listed above if you were invested in the predecessor RST Portfolio on November 30, 2004, and remained continuously invested in the successor Pioneer VCT Class I Portfolio until December 30, 2005. If you have any questions, you should contact your Registered Representative or Symetra.

     Contacting Symetra. If you have any questions, you can contact a Symetra Financial Client Services Representative at (877)796-3872. You can also use our website at www.Symetra.com.

     BEFORE INVESTING OR CHANGING YOUR INVESTMENTS, CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE PORTFOLIOS. THIS AND OTHER INFORMATION IS CONTAINED IN THE CONTRACT PROSPECTUS AND THE PORTFOLIO PROSPECTUSES. PLEASE CONTACT US OR YOUR REGISTERED REPRESENTATIVE FOR FREE COPIES OF THE PROSPECTUSES AND READ THEM CAREFULLY BEFORE INVESTING.

     The following information is being provided to update your contract prospectus for the Pioneer VCT Portfolios listed above.

                                                                                                               Net Total
                                                                                                                Annual
                                                                                                               Portfolio
                                                                                              Contractual      Operating
                                       Management Distribution    Other       Total Annual     Expense       Expenses (After
                                          Fees      Service      Expenses      Portfolio       Waiver or      any reimbursement
                                                  (12b-1) Fees                 Operating      Reimbursement    and waiver
                                                                                Expenses                        agreements)
--------------------------------------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities            0.74%	      None	  0.06%		  0.80%	      -0.01%	        0.79%
VCT Portfolio--Class I Shares(1)(2)

Pioneer Fund VCT Portfolio--	        0.65%         None	  0.06%           0.71%           -             0.71%
Class I Shares (1)

Pioneer Small Cap Value II VCT          0.75%         None	  0.26%           1.01%           -             1.01%
Portfolio--Class I Shares (1)(2)

Pioneer Mid Cap Value VCT               0.65%         None	  0.07%           0.72%           -             0.72%
Portfolio--Class I Shares (1)

Pioneer Bond VCT Portfolio--            0.50%         None	  0.23%           0.73%       -0.11%            0.62%
Class I Shares (1)(2)

Pioneer Money Market VCT                0.50%         None	  0.24%           0.74%           -             0.74%
Portfolio--Class I Shares (1)

(1) This Portfolio is only available if you have been continously invested in it since November 30,2004.

(2) The expenses in the table above reflect the contractual expense limitation in effect through December 10, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.01% (Pioneer Small Cap Value II VCT Portfolio),
0.79% (Pioneer Growth Opportunities VCT Portfolio), and 0.62% (Pioneer Bond VCT Portfolio) of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

     The following table should be added to the Table of Variable Investment Options on Page 14.

                              THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN
                                  CONTINUOUSLY INVESTED IN THEM SINCE NOVEMBER 30, 2004

PORTFOLIO NAME						INVESTMENT OBJECTIVE				INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
--------------------------------
Pioneer Growth Opportunities 			Growth of capital.				Pioneer Investment Management, Inc.
VCT Portfolio--Class I Shares

Pioneer Fund VCT Portfolio--		        Reasonable income and capital growth.		Pioneer Investment Management, Inc.
Class I Shares

Pioneer Small Cap Value II VCT    		Capital growth.					Pioneer Investment Management, Inc.
Portfolio--Class I Shares

Pioneer Mid Cap Value VCT			Capital appreciation by investing in a 		Pioneer Investment Management, Inc.
Portfolio--Class I Shares 			diversified portfolio of securities
						consisting primarily of common stocks.

Pioneer Bond VCT Portfolio-- 			To provide current income from an in- 		Pioneer Investment Management, Inc.
Class I Shares 					vestment grade portfolio with due regard
						to preservation of capital and prudent
						investment risk.

Pioneer Money Market VCT  			To invest in high-quality short-term    	Pioneer Investment Management, Inc.
Portfolio--Class I Shares 			securities for current income consistent
						with preserving capital and providing
						liquidity.


                             The following table should be added to Appendix B on page B-1.


			     2004      2003      2002      2001      2000     1999       1998      1997     1996     1995
-------------------------------------------------------------------------------------------------------------------------
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO  -- CLASS I SHARES
February 11, 1994  value (initial public offering)  $13.910

December 31 value         $45.629   $37.828   $26.837   $43.664   $37.163   $40.161   $38.556 	 38.410   $26.928 $20.668
December 31 units       2,264,792 2,497,956 2,745,739 2,941,540	2,911,857 2,830,645 3,132,646 2,188,705	1,244,669 479,054

PIONEER FUND VCT PORTFOLIO -- CLASS I SHARES
February 11, 1994  value (initial public offering)  $24.528
December 31 value	  $48.628   $45.793   $37.216   $50.938   $57.012   $64.812   $60.124 	$48.808   $39.633 $32.209
December 31 units	2,039,802 2,331,666 2,530,004 2,838,522	2,942,162 3,069,975 2,488,385 1,868,135	1,055,113 438,184

PIONEER SMALL CAP VALUE II VCT PORTFOLIO -- CLASS I SHARES
May 1 value  (initial public offering)                                                          $10.000
December 31 value	  $20.218   $16.764   $11.906 	$12.651   $10.589   $11.426   $10.040 	$12.731
December 31 units	  862,713   846,355   741,022	586,117	  496,362   455,130   458,821	246,308

PIONEER MID CAP VALUE  VCT PORTFOLIO -- CLASS I SHARES
February 11, 1994  value (initial public offering)  $10.073
December 31 value	  $21.487   $18.911   $13.184 	$17.573   $19.974   $23.810   $15.611 	$15.388   $11.905  $10.737
December 31 units	  952,685 1,105,214 1,178,069 1,299,715	1,435,019   846,780   653,977	445,999	  146,690   58,302

PIONEER BOND VCT PORTFOLIO -- CLASS I SHARES
February 11, 1994  value (initial public offering) $16.217
December 31 value	  $25.080   $24.561   $24.116 	$22.688   $21.447   $19.452   $20.536 	$19.130    $17.915 $18.045
December 31 units         327,632   394,317   436,150	421,008	  326,834   336,578   331,330	164,114	   112,876  35,531

PIONEER MONEY MARKET VCT PORTFOLIO -- CLASS I SHARES
February 11, 1994 value (initial public offering) $13.526
December 31 value	  $17.310   $17.434   $17.592 	$17.572   $17.169   $16.457   $15.951 	 $15.413   $14.874 $14.370
December 31 units	  366,057   368,753   404,945	458,766	  359,908   605,455   764,549	 469,011   251,704  98,132



                       SYMETRA RESOURCE VARIABLE ACCOUNT B
                                 PART C
                           OTHER INFORMATION



Item 24.  Financial Statements and Exhibits

b.	Exhibits

Exhibit 	Description	Reference
---------------------------------------------

14.         Power of Attorney  17/
---------------------------------------------
17/	    Incorporated by reference to Post-Effective Amendment No. 21 on Form N-4 registration statement of Symetra Separate Account C
	    filed with the SEC on December 20, 2005. (File No. 33-69712)

                                    SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Bellevue, and State of Washington on this
20th day of December, 2005.

				SYMETRA RESOURCE VARIABLE ACCOUNT B
                                -----------------------------------
					Registrant

				By:	Symetra Life Insurance Company
                                        ------------------------------

				By:	RANDALL H. TALBOT*
                                        --------------------
					Randall H. Talbot, President

					Symetra Life Insurance Company
                                        ------------------------------
						Depositor

				By:	RANDALL H. TALBOT*
                                        ------------------
					Randall H. Talbot, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.  Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-
in-fact under a valid Power of Attorney which is filed herewith.


Name						Title


ALLYN D. CLOSE*				        Director and Senior Vice President
---------------
Allyn D. Close


/S/ GEORGE C. PAGOS				Director, Vice President, General Counsel and Secretary
-------------------
George C. Pagos


COLLEEN M. MURPHY*                		Vice President, Controller and
------------------				Assistant Secretary
Colleen M. Murphy


JENNIFER V. DAVIES*				Director and Senior Vice President
-------------------
Jennifer V. Davies


MARGARET A. MEISTER*			        Director and Chief Actuary
--------------------
Margaret A. Meister


ROGER F. HARBIN*				Director and Executive Vice President
-------------------
Roger F. Harbin

RANDALL H. TALBOT*				Director and President
-------------------
Randall H. Talbot


OSCAR TENGTIO*				        Director, Executive Vice President, Chief Financial Officer
--------------					and Treasurer
Oscar Tengtio


							*By:	/S/ George C. Pagos
                                                                --------------------
								George C. Pagos
								Attorney-in-Fact

Via:  EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn: Ellen Sazzman

Re:    Symetra Life Insurance Company ("Symetra Life")
       Symetra Resource Variable Account B

Request for Acceleration
File No. 33-69600

Commissioners:

Pursuant to Rule 461 of the Securities Act of 1933, as amended, the undersigned, the sponsor and depositor of Symetra Resource Variable Account B, hereby respectfully requests that the effective date for the above captioned Registration Statement on Form N-4, as amended, be accelerated to December 27, 2005.

Symetra Life and Symetra Resource Variable Account B are aware of their responsibilities under the federal securities laws as participants in the public offering of the securities specified in the form N-4 for Symetra Resource Variable Account B.

If you have any questions, please call Jacqueline M. Veneziani at
(425) 256-5026.

Sincerely,

/s/ Randall H. Talbot

Registrant, Symetra Resource Variable Account B
Randall H. Talbot, President, Symetra Life Insurance Company

/s/ Roger F. Harbin

Principal Underwriter, Symetra Securities, Inc.
Roger F. Harbin, Senior Vice President